NON-EQUITY INCENTIVE PLAN OPTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
NON-EQUITY INCENTIVE PLAN OPTIONS

NOTE 10 - NON-EQUITY INCENTIVE PLAN OPTIONS

During the fourth quarter 2023, the Company issued 55,000,000 options to three (one new) members of the Board of Directors. These options carry an exercise price of $0.0001 per share and expire in October 2033. These options were valued at $539,000, ($0.01 per share), and vest at the rate of 25% per quarter beginning January 2nd, 2024. The method utilized to value the options was the Black-Scholes pricing model with the following assumption ranges: Expected life - 6.5 years using the simplified method; stock price $0.0098; volatility 311.4%; exercise price $0.0001 and discount rate 2.52%. In the three months ended March 31, 2025, $0 of compensation expense was recognized with $0 remaining to be to be recognized in future periods. At March 31, 2025, the weighted average exercise price is $0.0001 and the weighted average life is 8.58 years.

NOTE 11 - NON-EQUITY INCENTIVE PLAN OPTIONS

During the fourth quarter 2023, the Company issued 55,000,000 options to three (one new) members of the Board of Directors. These options carry an exercise price of $0.0001 per share and expire in October 2033. These options were valued at $539,000, ($0.01 per share), and vest at the rate of 25% per quarter beginning January 2nd, 2024. The method utilized to value the options was the Black-Scholes pricing model with the following assumption ranges: Expected life - 6.5 years using the simplified method; stock price $0.0098; volatility 311.4%; exercise price $0.0001 and discount rate 2.52%. In 2023, $89,881 of compensation expense was recognized and $449,169 recognized in 2024. At December 31, 2024, the weighted average exercise price is $0.0001 and the weighted average life is 8.83 years.